Fair Value Measurements (Details) - Schedule of Changes in Fair Value of the Forward Purchase Agreement Liabilities - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Forward Purchase Agreement Liability [Member]
Schedule of Changes in Fair Value of the Forward Purchase Agreement Liability [Line Items]
Liabilities at beginning of the period	$ 717,000
Assumed in the Business Combination		965,000
Change in fair value		(248,000)
Liabilities at ending of the period		717,000
Earnout Shares Liability [Member]
Schedule of Changes in Fair Value of the Forward Purchase Agreement Liability [Line Items]
Liabilities at beginning of the period	1,964,000
Assumed in the Business Combination		49,894,000
Change in fair value	$ (1,353,000)	(47,930,000)
Liabilities at ending of the period		$ 1,964,000